Long-lived Assets (Schedule of expected future amortization expense for finite lived intangible assets) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Long-lived Assets [Abstract]
2015	$ 1,406.8
2016	1,360.6
2017	1,226.4
2018	1,089.2
2019	1,086.8
Thereafter	3,020.0
Net carrying amount	$ 9,189.8	$ 5,795.4